Income Taxes - Income tax provision (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Deferred
Valuation allowance		$ 26,286,000	$ 7,958,000
Total income tax benefit		0	$ 0
AMCI ACQUISITION CORP. II
Current
Federal	$ 0	309,320
State	0	0
Deferred
Federal	(290,181)	(15,220)
State.		0
Valuation allowance	290,181	15,220
Total income tax benefit	$ 0	$ 309,320